CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ 331,175	$ 168,996,086	$ (71,903,667)
Adjustment to reconcile net income to net cash used in operating activities:
Equity in loss of investee			290,469
Investment loss	193,408
Inventory write-down	48,992,463	1,165,610	71,252,806
Depreciation and amortization	82,730,940	56,353,672	32,745,074
Amortization of deferred convertible bond issuance costs and premium	881,172	332,668	3,510,773
Allowance of doubtful receivables, advance to suppliers and prepayment for purchases of property, plant and equipment	(1,374,668)	3,919,044	9,872,894
(Gains) losses on derivatives	15,296,530	(6,268,072)
Share-based compensation	4,359,540	3,934,565	3,296,173
Loss on disposal of long-lived assets	558,236	1,254,267	12,798
Gain on early extinguishment of debt(net of inducement charges in 2009)	(28,349,939)	(5,891)	(7,995,337)
Gain from settlement of advances from supplier			(554,731)
Other-than-temporary impairment loss on available-for-sale investment	6,207,119		13,366,936
Provision for firm purchase commitment	3,940,000
Changes in assets and liabilities:
Accounts receivable	(79,455,716)	26,886,223	(62,658,713)
Inventories	(24,250,952)	(28,433,451)	(1,721,040)
Advances to suppliers	7,195,626	(32,383,209)	23,888,226
Amounts due from related parties	(887,983)	63,815	(11,807,383)
Value added tax recoverable	4,274,222	9,276,785	(33,376,658)
Prepaid expenses and other current assets	(954,257)	(11,130,425)	5,041,008
Prepaid land use right	(5,055,881)	(301,837)	439,624
Cash received from government subsidy	1,835,979	11,474,282
Accounts payable	4,559,739	121,462,667	38,022,985
Advances from customers	(27,024,836)	(1,362,227)	(23,220,017)
Income tax payables	(16,303,466)	9,555,345	152,617
Other current liabilities	(13,293,043)	18,933,622	1,429,813
Other long-term liabilities	4,680,589	(138,861)	(472,518)
Accrued warranty cost	3,614,235	5,260,590	561,424
Deferred tax assets	(14,758,528)	44,325,073	(43,850,841)
Net cash provided by (used in) operating activities	(22,058,296)	403,170,341	(53,677,285)
Investing activities:
Purchases of property, plant and equipment	(132,826,861)	(137,714,729)	(358,084,269)
Advances for purchases of property, plant and equipment	(19,892,328)	(6,816,721)	132,290,980
Purchases of other long-lived assets	(239,252)	1,186,219	(1,411,489)
Cash received from government subsidy	5,296,379	2,407,787	5,959,476
Proceeds from disposal of property, plant and equipment	155,157	149,937
Proceeds from disposal of investment			(634,552)
Changes in restricted cash	(22,454,812)	(7,323,041)	(18,958,147)
Cash consideration for acquisition, net of cash received	(1,172,824)		(16,831,050)
Net cash paid for settlement of derivatives	(6,331,995)	(3,160,043)
Net cash used in investing activities	(177,466,536)	(151,270,591)	(257,669,051)
Financing activities:
Proceeds from bank borrowings	898,775,862	665,007,359	767,191,912
Repayment of bank borrowings	(735,173,471)	(708,249,446)	(445,677,335)
Cash paid for issuance costs	(7,154,772)
Proceeds from issuance of common shares			73,625,000
Cash paid for share issuance cost			(5,265,134)
Proceeds from exercise of stock options	148,744	3,144,061
Cash paid for repurchase of convertible notes	(57,055,127)	(32,715,276)	(84,121,078)
Cash paid for repurchase of common shares	(1,943,822)
Proceeds from issuance of convertible notes	200,000,000
Purchase of capped call transaction	(23,840,999)
Contribution from noncontrolling interests	157,238
Net cash provided by (used in) financing activities	273,913,653	(72,813,302)	305,753,365
Effect of exchange rate changes	13,948,626	4,807,276	67,120
Net increase (decrease) in cash and cash equivalents	88,337,447	183,893,724	(5,525,851)
Cash and cash equivalents, beginning of year	290,701,669	106,807,945	112,333,796
Cash and cash equivalents, end of year	379,039,116	290,701,669	106,807,945
Supplemental schedule of non-cash transactions
Payables for purchase of property, plant and equipment	84,832,129	49,088,978	51,214,481
Prepayment settled with equity interest			19,019,325
Banknotes, included in accounts receivable, used to purchase equipment	37,704,054
Supplemental disclosure of cash flow information
Interest paid, net of interest capitalized	38,742,727	23,856,455	12,049,797
Income tax paid (return)	$ 28,049,551	$ 2,890,157	$ (552,613)